Prepaid expenses and other current assets (Tables)	12 Months Ended
Jun. 30, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
Prepaid expenses and other current assets consist of the following:

	As of June 30,
	2012	2013	2013
	RMB	RMB	US$

Subsidy receivables	-	699,761	114,016
VAT recoverable	36,881	70,262	11,448
Advances to suppliers	233,835	600,009	97,763
Staff advances	9,506,022	3,718,016	605,797
Interest receivables	274,178	1,037,578	169,058
Rental deposits and prepayments	4,187,801	4,141,502	674,799
Others	5,559,649	7,543,171	1,229,048
	19,798,366	17,810,299	2,901,929